EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following tables provide a reconciliation of net loss for continuing and discontinued operations and the number of shares of common stock used in the computation of both basic and diluted earnings per share:

	Three Months Ended March 31,
(Amounts in 000’s, except per share data)	2017	2016
Numerator:
Loss from continuing operations	$(539)	$(1,422)
Preferred stock dividends	(1,878)	(1,777)
Basic and diluted loss from continuing operations	(2,417)	(3,199)

Loss from discontinued operations, net of tax	(413)	(528)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$(2,830)	$(3,727)

Denominator:
Basic - weighted average shares	19,825	19,885
Diluted - adjusted weighted average shares (a)	19,825	19,885

Basic and diluted loss per share:
Loss from continuing operations attributable to AdCare	$(0.12)	$(0.16)
Loss from discontinued operations	(0.02)	(0.03)
Loss attributable to AdCare Health Systems, Inc. common stockholders	$(0.14)	$(0.19)

(a) Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	March 31,
(Share amounts in 000’s)	2017	2016
Stock options	333	373
Warrants - employee	1,450	1,559
Warrants - non employee	437	492
Shares issuable upon conversion of convertible debt	588	2,165
Total anti-dilutive securities	2,808	4,589

The following table provides a reconciliation of net loss for continuing and discontinued operations and the number of shares used in the computation of both basic and diluted earnings per share:

	Year Ended December 31,
	2016			2015
(Amounts in 000's, except per share data)	Income (loss)	Shares (1)	Per Share	Loss	Shares (1)	Per Share
Continuing Operations:
Income (loss) from continuing operations	$5,966			$(17,811)
Preferred stock dividends	(7,335)			(5,208)
Basic loss from continuing operations	$(1,369)	19,892	$(0.07)	$(23,019)	19,680	$(1.17)
Diluted loss from continuing operations	$(1,369)	19,892	$(0.07)	$(23,019)	19,680	$(1.17)
Discontinued Operations:
Loss from discontinued operations	$(13,428)			$(4,892)
Net loss attributable to noncontrolling interests	—			815
Basic Loss from discontinued operations attributable to the Company	$(13,428)	19,892	$(0.67)	$(5,707)	19,680	$(0.29)
Diluted Loss from discontinued operations attributable to the Company	$(13,428)	19,892	$(0.67)	$(5,707)	19,680	$(0.29)
Net Loss Attributable to AdCare:
Basic loss	$(14,797)	19,892	$(0.74)	$(28,726)	19,680	$(1.46)
Diluted loss	$(14,797)	19,892	$(0.74)	$(28,726)	19,680	$(1.46)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
 Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	March 31,
(Share amounts in 000’s)	2017	2016
Stock options	333	373
Warrants - employee	1,450	1,559
Warrants - non employee	437	492
Shares issuable upon conversion of convertible debt	588	2,165
Total anti-dilutive securities	2,808	4,589

Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	December 31,
(Amounts in 000’s)	2016	2015
Stock options	355	267
Common stock warrants - employee	1,450	1,559
Common stock warrants - nonemployee	437	492
Shares issuable upon conversion of convertible debt	2,165	2,165
Total shares	4,407	4,483